Offsets	Nov. 03, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Initial Filing Date	Jul. 07, 2025
Fee Offset Claimed	$ 570,877.66
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	10.00% Series A Perpetual Stride Preferred Stock, par value $0.001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,728,789,418.68
Offset Note	On July 7, 2025 the registrant filed a prospectus supplement with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its STRD Stock that was able to be issued and sold from time to time under a Sales Agreement, dated July 7, 2025 with the sales agents named therein (the "Prior Sales Agreement", and such offering, the "Prior ATM Offering"). The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $66,200,887.33 of shares of STRD Stock under the Prior ATM Offering and the balance of $4,133,799,112.67 (the "Unsold STRD Stock") of the $4,200,000,000 of shares of STRD Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination. The registrant previously paid a filing fee of $632,884.65 with respect to a portion of the Unsold STRD Stock, which is being applied to the registration of shares of STRD Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.
Termination / Withdrawal Statement	The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $66,200,887.33 of shares of STRD Stock under the Prior ATM Offering and the balance of $4,133,799,112.67 (the "Unsold STRD Stock") of the $4,200,000,000 of shares of STRD Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Filing Date	Jul. 07, 2025
Fee Paid with Fee Offset Source	$ 643,020.00
Offset Note	On July 7, 2025 the registrant filed a prospectus supplement with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its STRD Stock that was able to be issued and sold from time to time under a Sales Agreement, dated July 7, 2025 with the sales agents named therein (the "Prior Sales Agreement", and such offering, the "Prior ATM Offering"). The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $66,200,887.33 of shares of STRD Stock under the Prior ATM Offering and the balance of $4,133,799,112.67 (the "Unsold STRD Stock") of the $4,200,000,000 of shares of STRD Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination. The registrant previously paid a filing fee of $632,884.65 with respect to a portion of the Unsold STRD Stock, which is being applied to the registration of shares of STRD Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.